Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WANGER ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	wat1_SupplementTextBlock
Supplement dated May 1, 2015
to the Prospectus of the following Fund:
Fund	Prospectus Dated
Wanger Advisors Trust
Wanger Select	05/01/2015
Effective May 1, 2015, the following changes are made to the Fund’s prospectus:
The Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the “Summary of the Fund" section is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.13%
Total annual Fund operating expenses	0.93%
Less: Fee waivers and/or expense reimbursements(a)	(0.20%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.73%
(a)	Effective May 1, 2015, Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund through April 30, 2016. This arrangement may only be modified or amended with approval from all parties to the arrangement, including the Fund and the Investment Manager.
The expense example table under the caption “Fees and Expenses of the Fund – Example”, and the paragraph that immediately precedes it, in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger Select (whether or not shares are redeemed)	$75	$276	$495	$1,125

Wanger Select
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wat1_SupplementTextBlock
Supplement dated May 1, 2015
to the Prospectus of the following Fund:
Fund	Prospectus Dated
Wanger Advisors Trust
Wanger Select	05/01/2015
Effective May 1, 2015, the following changes are made to the Fund’s prospectus:
The Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the “Summary of the Fund" section is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.13%
Total annual Fund operating expenses	0.93%
Less: Fee waivers and/or expense reimbursements(a)	(0.20%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.73%
(a)	Effective May 1, 2015, Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund through April 30, 2016. This arrangement may only be modified or amended with approval from all parties to the arrangement, including the Fund and the Investment Manager.
The expense example table under the caption “Fees and Expenses of the Fund – Example”, and the paragraph that immediately precedes it, in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger Select (whether or not shares are redeemed)	$75	$276	$495	$1,125

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Wanger Select | Wanger Select
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.93%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	276
5 years	rr_ExpenseExampleYear05	495
10 years	rr_ExpenseExampleYear10	1,125
1 year	rr_ExpenseExampleNoRedemptionYear01	75
3 years	rr_ExpenseExampleNoRedemptionYear03	276
5 years	rr_ExpenseExampleNoRedemptionYear05	495
10 years	rr_ExpenseExampleNoRedemptionYear10	1,125

[1]	Effective May 1, 2015, Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund through April 30, 2016. This arrangement may only be modified or amended with approval from all parties to the arrangement, including the Fund and the Investment Manager.